                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    March 31, 2001
                                                 --------------


Check here if Amendment [X]             Amendment Number:  1
                                                          ---
   This Amendment (Check only one): [X]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28- 2610
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ---------------------------------------
Title:    Vice President of General Partner
          ---------------------------------------
Phone:    (203) 861-4600
          ---------------------------------------

Signature, Place, and Date of Signing:

            /s/ E. J. Bird           Greenwich, CT               May 14, 2002
          -------------------        --------------------      -----------------
             (Signature)                (City, State)               (Date)

Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     24
Form 13F Information Table Value Total:            $ 3,120,326
                                                ( in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                                     Page 1 of 1

                           FORM 13F INFORMATION TABLE


    COLUMN 1          COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7               COLUMN 8
------------------   ---------  -----------  --------  --------------------  ----------  --------  ---------------------------------
                                               FAIR
                                              MARKET
                                              VALUE
                      TITLE OF     CUSIP     --------   SHRS OR   SH/  PUT/  INVESTMENT   OTHER             VOTING AUTHORITY
  NAME OF ISSUER       CLASS      NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   (a)SOLE     (b)SHARED   (c)NONE
------------------    --------  -----------  --------  ---------- ---  ----  ----------  --------  ----------  -----------  --------
Autozone Inc.          Common   053332-10-2  389,651   13,906,166   SH        DEFINED              13,906,166
Autozone Inc.          Common   053332-10-2  470,140   16,778,734   SH         SOLE                16,778,734
AutoNation, Inc.       Common   05329W-10-2   68,833    7,648,077   SH        DEFINED               7,648,077
AutoNation, Inc.       Common   05329W-10-2  336,438   37,382,023   SH         SOLE                37,382,023
ANC Rental Corp        Common   001813-10-4    3,599    1,199,683   SH        DEFINED               1,199,683
ANC Rental Corp        Common   001813-10-4   18,163    6,054,190   SH         SOLE                 6,054,190
Deluxe Corp.           Common   248019-10-1   36,860    1,557,238   SH        DEFINED               1,557,238
Deluxe Corp.           Common   248019-10-1  186,204    7,866,662   SH         SOLE                 7,866,662
Footstar Inc.          Common   344912-10-0   21,009      523,265   SH        DEFINED                 523,265
Footstar Inc.          Common   344912-10-0  121,869    3,035,335   SH         SOLE                 3,035,335
General Motors Corp.   Common   370442-10-5  127,589    2,460,723   SH        DEFINED               2,460,723
General Motors Corp.   Common   370442-10-5  135,852    2,620,104   SH         SOLE                 2,620,104
Gtech Holdings Corp.   Common   400518-10-6   13,389      491,319   SH        DEFINED                 491,319
Gtech Holdings Corp.   Common   400518-10-6   68,013    2,495,881   SH         SOLE                 2,495,881
Liz Claiborne Inc.     Common   539320-10-1   37,162      789,833   SH        DEFINED                 789,833
Liz Claiborne Inc.     Common   539320-10-1  188,419    4,004,643   SH         SOLE                 4,004,643
McKesson Corp          Common   581557-10-5  237,277    8,870,178   SH        DEFINED               8,870,178
McKesson Corp          Common   581557-10-5  199,385    7,453,638   SH         SOLE                 7,453,638
Office Depot Inc.      Common   676220-10-6   28,515    3,258,867   SH        DEFINED               3,258,867
Office Depot Inc.      Common   676220-10-6  140,478   16,054,633   SH         SOLE                16,054,633
Payless ShoeSource
  Inc.                 Common   704379-10-6   28,708      461,171   SH        DEFINED                 461,171
Payless ShoeSource
  Inc.                 Common   704379-10-6  141,428    2,271,929   SH         SOLE                 2,271,929
Willamette Industries,
Inc.                   Common   969133-10-7   20,543      446,587   SH        DEFINED                 446,587
Willamette Industries,
Inc.                   Common   969133-10-7  100,805    2,191,413   SH         SOLE                 2,191,413

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.